Share capital and reserves (Details)		12 Months Ended
	Oct. 07, 2022 CAD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 08, 2021 shares
Share capital and reserves
Average Remaining contractual life				4 years 3 months
Value of shares issued from exercise of warrants | $		$ 296		$ (64)	$ 2,273,043
[custom:ExpectedLife]		5 years	5 years	5 years
Expected volatility	100.00%	100.00%	100.00%	100.00%
Share based payment expense | $		$ 120,984		$ 487,940	$ 396,423
Number of warrants issued | shares		1,998,848	1,998,848	1,670,071	1,443,293	362,333
Fair value of the warrants | $	$ 185,738		$ 3,714,757
Share price on date of grant | $ / shares		$ 9.09
Expected life	5 years	5 years	5 years
Exercise price warrant | $ / shares		$ 10.98
Risk free rate		3.66%	3.66%
Expected dividend yield		0.00%	0.00%
Warrant reserve [member]
Share capital and reserves
Average Remaining contractual life		3 years 1 month 24 days	3 years 1 month 24 days	4 years 1 month 24 days
Stock Options [Member]
Share capital and reserves
Average Remaining contractual life		3 years 14 days	3 years 14 days	3 years 5 months 4 days
Derivative Warrant Liabilities [Member]
Share capital and reserves
Expected volatility		100.00%	100.00%	100.00%	100.00%
Exercise price warrant | $ / shares		$ 2.31		$ 7.29	$ 18.45
Expected dividend yield		0.00%	0.00%	0.00%	0.00%